Finance Costs and Refund Interest Income	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Finance Costs and Refund Interest Income
FINANCE COSTS AND REFUND INTEREST INCOME:
Our finance costs are comprised primarily of interest expenses and fees related to our applicable credit facility, interest rate swap agreements, accounts receivable sales program and the SFP. See notes 5 and 12.
Refund interest income represents the refund of interest on cash previously held on account with tax authorities in connection with the resolution of certain previously-disputed tax matters in 2016. See note 20.